Expense Example - iShares Managed Futures Active ETF - iShares Managed Futures Active ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	$ 1,012